CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 349,077	$ 54,778	¥ 213,538
Restricted cash	46,521	7,300	50,566
Short-term investments	615,901	96,648	1,353,670
Accounts receivable, net	111,941	17,566	264,134
Amounts due from related parties	14,969	2,349	23,913
Prepayments and other current assets	337,033	52,888	378,704
Total current assets	1,475,442	231,529	2,284,525
Non-current assets
Long-term investments	201,947	31,690	266,866
Property and equipment, net	98,159	15,403	111,697
Intangible assets, net	55,376	8,690	71,362
Land use right, net	94,652	14,853	96,713
Operating lease right-of-use assets, net	48,115	7,550	42,293
Goodwill	232,007	36,407	232,007
Other non-current assets	92,111	14,454	91,180
Total non-current assets	822,367	129,047	912,118
Total assets	2,297,809	360,576	3,196,643
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB1,733,252 and RMB1,000,067, as of December 31, 2020 and 2021, respectively)
Short-term borrowings	9,981	1,566	60,679
Accounts and notes payable	383,626	60,199	705,838
Amounts due to related parties	4,679	734	21,034
Salary and welfare payable	33,761	5,298	47,487
Taxes payable	8,004	1,256	6,004
Advances from customers	139,777	21,934	208,762
Operating lease liabilities, current	16,556	2,598	18,264
Accrued expenses and other current liabilities	382,629	60,043	676,501
Total current liabilities	979,013	153,628	1,744,569
Non-current liabilities
Operating lease liabilities, non-current	38,832	6,094	34,367
Deferred tax liabilities	12,479	1,958	14,861
Long-term borrowings	14,344	2,251	22,577
Other non-current liabilities			3,054
Total non-current liabilities	65,655	10,303	74,859
Total liabilities	1,044,668	163,931	1,819,428
Commitments and contingencies (Note 22)
Redeemable noncontrolling interests	27,200	4,268	27,200
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2020 and 2021; 389,331,544 shares (including 371,958,044 Class A and 17,373,500 Class B shares) and 389,331,543 shares (including 371,958,043 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2020 and 2021, respectively)	249	39	249
Less: Treasury stock (18,842,688 shares and 18,266,523 shares as of December 31, 2020 and 2021, respectively)	(293,795)	(46,103)	(302,916)
Additional paid-in capital	9,125,748	1,432,029	9,125,689
Accumulated other comprehensive income	271,821	42,655	275,012
Accumulated deficit	(7,834,879)	(1,229,464)	(7,713,355)
Total Tuniu Corporation shareholders' equity	1,269,144	199,156	1,384,679
Noncontrolling interests	(43,203)	(6,779)	(34,664)
Total equity	1,225,941	192,377	1,350,015
Total liabilities and equity	2,297,809	360,576	3,196,643
Land
Non-current assets
Land use right, net	¥ 94,652	$ 14,853	¥ 96,713